Short-Term Debt (Summary Of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Abstract]
Securities sold under agreements to repurchase	$ 184,205	$ 141,869	$ 134,931
Federal Home Loan Bank advances	64,100	13,000
Securities sold under agreements to repurchase	157,215	143,847	133,769
Federal Funds purchased		193
Federal Home Loan Bank advances	18,850	1,159
Securities sold under agreements to repurchase	184,205	166,507	$ 151,637
Federal Home Loan Bank advances	$ 88,600	$ 13,000
Securities sold under agreements to repurchase	0.22%	0.22%	0.26%
Federal Funds purchased		0.64%
Federal Home Loan Bank advances	0.66%	0.53%
Securities sold under agreements to repurchase	0.19%	0.20%	0.26%
Federal Home Loan Bank advances	0.77%	0.51%